MANAGER AND FOUNDER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   BANC ONE INVESTMENT ADVISORS CORPORATION
   8800 N. Gainey Center Drive, Suite 151
   Scottsdale, Arizona 85258

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Arthur K. Carlson
   Thomas W. Courtney
   William L. Ensign
   Grady Gammage, Jr.
   Diana P. Herrmann
   John C. Lucking
   Anne J. Mills

OFFICERS
   Diana P. Herrmann, President
   Kimball L. Young, Senior Vice President
   Alan R. Stockman, Senior Vice President
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   100 East Broad Street
   Columbus, Ohio 43271

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

DECEMBER 31, 2001

                          A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Trust of Arizona: eagle sitting on top of flag above the words "TAX-FREE TRUST OF ARIZONA"]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS

[Logo of Tax-Free Trust of Arizona: eagle sitting on top of flag above the words "TAX-FREE TRUST OF ARIZONA"]

                SERVING ARIZONA INVESTORS FOR MORE THAN 15 YEARS

                            TAX-FREE TRUST OF ARIZONA
                               SEMI-ANNUAL REPORT
                              "MEETING OBJECTIVES"

                                                                January 28, 2002

Dear Fellow Shareholder:

     As you know, the objective of Tax-Free Trust of Arizona is to provide you with "as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital."*

     From the inception of the Trust on March 14, 1986, management has always strived to meet this objective through having an investment portfolio of high quality securities and a maturity level which is primarily intermediate term in nature. This investment approach offers shareholders the opportunity to feel good about their investment knowing that:

     *   the share price should fluctuate relatively little, and thus
     *   their investment should be relatively secure.

     Through the various checks we have made of shareholder sentiments, this philosophy consistently rings true in the thinking of our investors. Shareholders of Tax-Free Trust of Arizona have expressed to us their desire to make sure that their investment in the Trust is such that they will get a "RETURN OF THEIR MONEY" as well as a "TAX-FREE RETURN ON THEIR MONEY." Therefore, we have managed the investment portfolio of the Trust accordingly.

     We think you will be interested in seeing just how well the Trust has met its objective of a stable share value since its inception. The Trust's share price will always have some fluctuation to it as a result of market activity and interest rate changes. However, the share price of the Trust has fluctuated very little since its inception in 1986. We have continually sought to meet the objective of preserving shareholders' capital in the Trust to the maximum extent possible and believe that our efforts and success in this regard are evident in the following graph.**

[Graphic of a bar chart with the following information:]

             SHARE NET ASSET VALUE
      3/14/86                          $9.60
     12/31/86                         $10.07
     12/31/87                          $9.41
     12/31/88                          $9.60
     12/31/89                          $9.88
     12/31/90                          $9.79
     12/31/91                         $10.24
     12/31/92                         $10.49
     12/31/93                         $10.95
     12/31/94                          $9.81
     12/31/95                         $10.72
     12/31/96                         $10.54
     12/31/97                         $10.86
     12/31/98                         $10.85
     12/31/99                         $10.09
     12/31/00                         $10.47
     12/31/01                         $10.45



     Now, let's take a look at how well we have done in providing preservation of capital over the six-month period from July 1, 2001 to December 31, 2001 covered by this Semi-Annual report.

                  CLASS A SHARE PRICE

     July, 2001                             $10.57
     August, 2001                           $10.69
     September, 2001                        $10.64
     October, 2001                          $10.70
     November, 2001                         $10.56
     December, 2001                         $10.45

     As you will note, the share price of the Trust fluctuated somewhat as interest rates changed over the period. However, the total fluctuation over this period was only $0.25 ($10.45 vs. $10.70), or approximately 2%. Thus, the total volatility of share price was far less than that experienced by various other investments that you might have made over the last six months.

     Now, let's take a look at the double tax-free dividend rate paid over the last six months, representing the first half of the fiscal year.

     As you are aware, by having the Trust principally invest in Arizona municipal bonds, the Trust is in a position to provide its shareholders with income which is exempt from both Arizona state and regular Federal income tax. Also, we have consistently tried to ensure that people get their monthly dividend in time to meet their schedule for payments of various living expenses. Therefore, we pick a payment date every month that allows the income to be provided to you by around the 1st of the following month.

                               APPROXIMATE PER                # OF DAYS
                             SHARE DIVIDEND PAID         COVERED BY DIVIDEND

     July, 2001                     $.041                         30
     August, 2001                   $.041                         30
     September, 2001                $.043                         32
     October, 2001                  $.042                         31
     November, 2001                 $.042                         31
     December, 2001                 $.038                         28

     As you will observe, we try to ensure that the rate of income you receive is approximately equal for every month, in keeping with our shareholders' income needs. This is the same approach we have maintained since the inception of the Trust in March, 1986. The dividend paid will, however, fluctuate slightly based upon the number of days covered by the dividend. As you will note, December's dividend is smaller than other months because it covers only 28 days.

     For you as a shareholder of Tax-Free Trust of Arizona, we have tried our best to meet the stated objectives for the Trust.

     We want you to keep what you have in principal while earning a consistent stream of income every month. Most importantly, we want the Trust to meet your objective of feeling comfortable with your investment and having enough money each month to be able to meet your desired living expenses.

     It is always gratifying to accomplish what you have set out to do. We hope that by the Trust meeting its objectives, we have helped you to meet your objectives as well.

                                   Sincerely,


/s/  Diana P. Herrmann
-----------------------
Diana P. Herrmann
President


/s/  Lacy B. Herrmann
---------------------
Lacy B. Herrmann
Chairman of the Board of Trustees


* For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

** The above chart illustrates the record of Class A Net Asset Value Price since the Trust's inception. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                            TAX-FREE TRUST OF ARIZONA
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2001
                                   (UNAUDITED)

                                                                                              RATING
    FACE                                                                                     MOODY'S/
   AMOUNT         ARIZONA GENERAL OBLIGATION BONDS (25.7%)                                     S&P              VALUE
-----------       -----------------------------------------------------------------------    ---------      -------------
                  Apache Co. Unified School District No. 1 (St. John's),
$   500,000             4.800%, 7/01/04 .................................................     Baa3/NR       $     517,500
                  Bullhead City Parkway Improvement District,
  1,055,000             6.100%, 1/01/11 .................................................     Baa2/NR           1,094,562
  1,000,000             6.100%, 1/01/12 .................................................     Baa2/NR           1,033,750
                  Chandler, Arizona,
  1,500,000             5.125%, 7/01/14, MBIA Insured ...................................     Aaa/AAA           1,522,500
                  Cochise Co. Unified School District No. 68
                     (Sierra Vista),
  1,000,000             6.000%, 7/01/06, FGIC Insured ...................................     Aaa/AAA           1,027,770
    925,000             5.750%, 7/01/09, FGIC Insured ...................................     Aaa/AAA             971,250
                  Coconino Co. Unified School District No. 1 (Flagstaff),
  2,000,000             5.500%, 7/01/09, AMBAC Insured                                        Aaa/AAA           2,107,500
                  Coconino & Yavapai Unified School District (Sedona),
  1,000,000             5.900%, 7/01/07 .................................................     NR/A-             1,042,500
  1,000,000             5.700%, 7/01/07, FGIC Insured ...................................     Aaa/AAA           1,023,620
                  Gila Co. Unified School District No. 10 (Payson),
    500,000             5.750%, 7/01/09, AMBAC Insured ..................................     Aaa/AAA             538,750
                  Goodyear Utility District #1
  1,000,000             5.200%, 7/15/25, MBIA Insured ...................................     Aaa/AAA           1,001,250
                  Graham Co. Unified School District No. 1 (Safford),
    300,000             5.000%, 7/01/10, FGIC Insured ...................................     Aaa/NR              309,000
    675,000             4.700%, 7/01/11, MBIA Insured ...................................     Aaa/NR              686,812
                  Graham Co. Unified School District No. 4 (Thatcher),
    400,000             5.000%, 7/01/10, FSA Insured ....................................     Aaa/NR              413,500
    400,000             4.750%, 7/01/12, FSA Insured ....................................     Aaa/NR              404,500
                  LaPaz Co. Unified School District No. 27 (Parker)
    800,000             6.000%, 7/01/05 .................................................     Baa2/NR             835,000
                  Maricopa Co. Elementary School District No. 1
                     (Phoenix),
    250,000             5.800%, 7/01/10, FSA Insured ....................................     Aaa/AAA             266,562
                  Maricopa Co. Elementary School District No. 3 (Tempe),
  1,000,000             5.400%, 7/01/12, FGIC Insured ...................................     Aaa/AAA           1,030,000
    540,000             6.000%, 7/01/13, AMBAC Insured (pre-refunded) ...................     Aaa/AAA             589,950
  1,140,000             6.000%, 7/01/13, AMBAC Insured ..................................     Aaa/AAA           1,229,775
  1,025,000             5.500%, 7/01/14, FGIC Insured ...................................     Aaa/AAA           1,080,094
    500,000             5.600%, 7/01/15, FGIC Insured ...................................     Aaa/AAA             524,375
                  Maricopa Co. Elementary School District No. 38
                     (Madison)
$ 1,150,000             5.400%, 7/01/11, FGIC Insured (pre-refunded).....................     Aaa/AAA       $   1,239,125
  1,215,000             5.800%, 7/01/15, MBIA Insured (pre-refunded) ....................     Aaa/AAA           1,336,500
                  Maricopa Co. Elementary School District No. 68
                     (Alhambra),
  3,000,000             5.500%, 7/01/14, FSA Insured ....................................     Aaa/NR            3,202,500
                  Maricopa Co. High School District No. 210
                     (Phoenix Union),
  1,000,000             5.375%, 7/01/13, ................................................     Aa3/AA            1,061,250
  1,300,000             5.500%, 7/01/17, (pre-refunded) .................................     Aa3/AA            1,413,750
                  Maricopa Co. High School District No. 213 (Tempe),
    580,000             6.000%, 7/01/12, FGIC Insured, (pre-refunded) ...................     Aaa/AAA             628,575
    295,000             6.000%, 7/01/12, FGIC Insured ...................................     Aaa/AAA             315,650
                  Maricopa Co. School District No. 4 (Mesa),
  2,150,000             5.400%, 7/01/09, FSA Insured (pre-refunded) .....................     Aaa/AAA           2,327,375
                  Maricopa Co. School District No. 8 (Osborn),
  1,945,000             6.100%, 7/01/05 .................................................     A1/A              2,117,619
    500,000             5.875%, 7/01/14, FGIC Insured ...................................     Aaa/AAA             529,375
                  Maricopa Co. Unified School District No. 9
                     (Wickenburg),
  1,030,000             5.600%, 7/01/15, AMBAC Insured ..................................     Aaa/AAA           1,116,262
                  Maricopa Co. Unified School District No. 11 (Peoria),
    880,000             6.100%, 7/01/10, AMBAC Insured
                        (pre-refunded) ..................................................     Aaa/AAA             955,900
  1,120,000             6.100%, 7/01/10, AMBAC Insured ..................................     Aaa/AAA           1,181,600
  2,345,000             5.250%, 7/01/13, FGIC Insured ...................................     Aaa/AAA           2,447,594
    500,000             5.500%, 7/01/14, FGIC Insured ...................................     Aaa/AAA             526,875
    500,000             5.500%, 7/01/15, FGIC Insured ...................................     Aaa/AAA             521,250
  2,000,000             4.800%, 7/01/15, FGIC Insured ...................................     Aaa/AAA           1,977,500
                  Maricopa Co. Unified School District No. 41 (Gilbert)
  2,500,000             6.250%, 7/01/15, FSA Insured ....................................     Aaa/AAA           2,725,000
                  Maricopa Co. Unified School District No. 48
                     (Scottsdale),
  1,150,000             5.250%, 7/01/13 .................................................     Aa2/AA            1,196,000
  1,725,000             5.125%, 7/01/14 .................................................     Aa2/AA            1,763,812
                  Maricopa Co. Unified School District No. 69
                     (Paradise Valley)
$ 2,400,000             5.800%, 7/01/09, AMBAC Insured ..................................     Aaa/AAA       $   2,631,000
  1,000,000             5.300%, 7/01/11, MBIA Insured ...................................     Aaa/AAA           1,063,750
                  Maricopa Co. Unified School District No. 80 (Chandler),
    465,000             5.800%, 7/01/09, FGIC Insured (pre-refunded) ....................     Aaa/AAA             507,431
                  Maricopa Co. Unified School District No. 98
                     (Fountain Hills)
  1,000,000             5.750%, 7/01/12, AMBAC Insured
                        (pre-refunded) ..................................................     Aaa/AAA         1,090,000
                  Mesa, Arizona
  1,500,000             6.500%, 7/01/11, FGIC Insured ...................................     Aaa/AAA           1,706,250
    740,000             5.000%, 7/01/14, FGIC Insured ...................................     Aaa/AAA             748,325
  1,000,000             5.000%, 7/01/17, FGIC Insured ...................................     Aaa/AAA             998,750
  2,000,000             5.000%, 7/01/19 , FGIC Insured ..................................     Aaa/AAA           1,977,500
                  Mohave Co. Unified School District No. 1
                     (Lake Havasu)
  1,000,000             4.900%, 7/01/13, FGIC Insured ...................................     Aaa/AAA           1,013,750
  1,000,000             4.700%, 7/01/14, FSA Insured ....................................     Aaa/AAA             987,500
                  Navajo Co. Unified School District No. 10 (Show Low),
  1,000,000             5.250%, 7/01/16, FGIC Insured ...................................     Aaa/NR            1,020,000
                  Navajo Co. Unified School District No. 32 (Blue Ridge),
    915,000             5.900%, 7/01/08, FSA Insured ....................................     Aaa/AAA             998,494
    750,000             5.000%, 7/01/13, FSA Insured ....................................     Aaa/AAA             771,562
    640,000             5.800%, 7/01/14, FGIC Insured (pre-refunded) ....................     Aaa/AAA             704,000
                  Peoria, Arizona,
    850,000             5.500%, 4/01/16, FGIC Insured ...................................     Aaa/NR              879,750
                  Phoenix, Arizona,
  1,040,000             7.500%, 7/01/03 .................................................     Aaa/AAA           1,119,300
  1,000,000             6.250%, 7/01/16 .................................................     Aa1/AA+           1,142,500
  1,240,000             6.250%, 7/01/17 .................................................     Aa1/AA+           1,416,700
  2,000,000             5.375%, 7/01/25 .................................................     Aa1/AA+           2,015,000
                  Pima Co. Unified School District No. 1 (Tucson),
  1,000,000             5.875%, 7/01/14, FGIC Insured ...................................     Aaa/AAA           1,055,000
                  Pima Co. Unified School District No. 6 (Marana),
  1,000,000             5.250%, 7/01/15, FGIC Insured ...................................     NR/AAA            1,025,000
                  Pima Co. Unified School District No. 8 (Flowing Wells),
$ 1,090,000             5.900%, 7/01/13, (pre-refunded) .................................     A3/NR         $   1,200,362
                  Pima Co. Unified School District No. 10 (Amphitheater),
  2,000,000             5.100%, 7/01/11, FGIC Insured ...................................     Aaa/AAA           2,080,000
                  Pima Co. Unified School District No. 12 (Sunnyside),
  1,000,000             5.500%, 7/01/10, MBIA Insured ...................................     Aaa/AAA           1,081,250
                  Pinewood Sanitary District,
    605,000             6.500%, 7/01/09 .................................................     NR/NR*              627,603
                  Prescott, Arizona
  1,120,000             4.500%, 7/01/12, FGIC Insured ...................................     Aaa/AAA           1,110,200
  1,000,000             4.500%, 7/01/13, FGIC Insured ...................................     Aaa/AAA             985,000
                  Prescott Valley Sewer Collection Improvement District,
    500,000             7.900%, 1/01/12 .................................................     NR/BBB-             527,280
                  Santa Cruz Co. Unified School District No. 1 (Nogales),
    410,000             5.800%, 7/01/13, FSA Insured (pre-refunded) .....................     Aaa/AAA             418,479
    590,000             5.800%, 7/01/13, FSA Insured ....................................     Aaa/AAA             598,290
                  Scottsdale, Arizona,
  2,350,000             6.000%, 7/01/13, (pre-refunded) .................................     Aaa/AAA           2,608,500
  1,910,000             5.375%, 7/01/17 .................................................     Aaa/AAA           1,962,525
  1,050,000             5.750%, 7/01/18, (pre-refunded) .................................     Aaa/AAA           1,149,750
  3,140,000             5.000%, 7/01/19 .................................................     Aaa/AAA           3,077,200
  2,825,000             5.500%, 7/01/22, (pre-refunded) .................................     Aaa/AAA           3,047,469
                  Show Low Improvement District #6
  1,000,000             6.000%, 1/01/18, ACA Insured ....................................     NR/A              1,018,750
                  Tempe, Arizona,
  1,015,000             5.400%, 7/01/11 .................................................     Aa1/AA+           1,084,781
  2,270,000             4.500%, 7/01/14 .................................................     Aa1/AA+           2,193,387
  1,000,000             5.000%, 7/01/18 .................................................     Aa1/AA+             981,250
                  Tucson, Arizona,
    500,000             5.750%, 7/01/09, FGIC Insured ...................................     Aaa/AAA             531,875
  2,195,000             6.100%, 7/01/12, FGIC Insured (pre-refunded) ....................     Aaa/AAA           2,287,190
  2,150,000             5.750%, 7/01/20, (pre-refunded) .................................     Aa2/AA            2,359,625
                  Yavapai Co. Unified School District No. 22 (Humboldt),
  1,825,000             5.600%, 7/01/14, MBIA Insured ...................................     Aaa/AAA           1,991,531
                                                                                                            -------------
                        Total Arizona General Obligation Bonds ..........................                     105,627,891
                                                                                                            -------------

                  ARIZONA REVENUE BONDS (69.8%)
                  -----------------------------------------------------------------------

                  AIRPORT REVENUE BONDS (2.2%)
                  -----------------------------------------------------------------------
                  Phoenix Airport Authority Revenue Bonds,
$ 1,795,000             6.300%, 7/01/10, AMT, MBIA Insured ..............................     Aaa/AAA       $   1,916,162
    565,000             6.400%, 7/01/12, AMT, MBIA Insured ..............................     Aaa/AAA             604,550
                  Phoenix Civic Improvement Corp. Airport
                     Revenue Bonds
    600,000             5.250%, 7/01/08, AMT ............................................     Aa2/AA+             626,250
  1,890,000             6.300%, 7/01/14 .................................................     Aa2/AA+           2,041,200
                  Tucson Municipal Airport Authority,
  3,500,000             5.700%, 6/01/13, MBIA Insured ...................................     Aaa/AAA           3,648,750
                                                                                                            -------------
                        Total Airport Revenue Bonds .....................................                       8,836,912
                                                                                                            -------------

                  BASIC SERVICE REVENUE BONDS (13.9%)
                  -----------------------------------------------------------------------
                  Arizona School Facilities Board Revenue Bonds,
  5,000,000             5.000%, 7/01/19 .................................................     Aaa/AAA           4,943,750
                  Arizona Transportation Board Revenue Bonds,
  1,000,000             6.250%, 7/01/16 .................................................     Aa1/AAA           1,092,500
  3,000,000             5.250%, 7/01/16 .................................................     Aa1/AAA           3,071,250
  3,615,000             5.250%, 7/01/20 .................................................     Aa1/AAA           3,646,631
                  Buckeye Excise Tax Revenue Bonds,
    500,000             5.900%, 8/01/20, AMBAC Insured ..................................     Aaa/AAA             538,750
                  Casa Grande Excise Tax Revenue Bonds,
    365,000             6.000%, 4/01/10, FGIC Insured ...................................     Aaa/AAA             385,075
    440,000             5.200%, 4/01/17, MBIA Insured ...................................     Aaa/AAA             444,950
                  Chandler Street & Highway User Revenue Bonds,
  1,000,000             5.400%, 7/01/13, MBIA Insured ...................................     Aaa/AAA           1,040,000
  1,000,000             5.500%, 7/01/16 .................................................     A1/A+             1,025,000
                  Chandler Water & Sewer Revenue Bonds,
    500,000             4.750%, 7/01/10, FSA Insured ....................................     Aaa/AAA             512,500
  1,000,000             4.750%, 7/01/11, FSA Insured ....................................     Aaa/AAA           1,021,250
                  Gilbert Water & Sewer Revenue Bonds,
  2,500,000             6.500%, 7/01/12, FGIC Insured ...................................     Aaa/AAA           2,706,250
                  Greater Arizona Development Authority
                     Revenue Bonds,
  1,165,000             5.600%, 8/01/16, MBIA Insured ...................................     Aaa/AAA           1,224,706
                  Mesa Utility System Revenue Bonds,
$ 3,000,000             5.375%, 7/01/14, FGIC Insured ...................................     Aaa/AAA       $   3,086,250
  2,500,000             5.125%, 7/01/18, FGIC Insured ...................................     Aaa/AAA           2,509,375
                  Phoenix Civic Improvement Corp. Excise Tax
                     Revenue Bonds (Courthouse Project),
  1,000,000             5.250%, 7/01/18 .................................................     Aa2/AA+           1,012,500
  1,730,000             5.250%, 7/01/20 .................................................     Aa2/AA+           1,742,975
  1,500,000             5.250%, 7/01/24 .................................................     Aa2/AA+           1,500,000
                  Phoenix Civic Improvement Corp. Wastewater
                     Revenue Bonds,
  1,250,000             5.000%, 7/01/18 .................................................     Aa3/AA-           1,239,062
  1,200,000             5.125%, 7/01/21, FGIC Insured ...................................     Aaa/AAA           1,194,000
  1,500,000             5.500%, 7/01/24, FGIC Insured ...................................     Aaa/AAA           1,584,375
                  Phoenix Street & Highway User Revenue Bonds,
  2,190,000             6.250%, 7/01/06 .................................................     Aa3/AA            2,275,125
  5,000,000             6.250%, 7/01/11 .................................................     A1/A+            5,149,800
  3,265,000             6.250%, 7/01/11, MBIA Insured ...................................     Aaa/AAA           3,391,747
                  Scottsdale Preserve Authority Excise Tax
                     Revenue Bonds,
  1,990,000             5.625%, 7/01/18, FGIC Insured (pre-refunded) ....................     Aaa/AAA           2,159,150
  1,185,000             5.250%, 7/01/18 .................................................     Aa3/AA-           1,198,331
  1,255,000             5.250%, 7/01/19 .................................................     Aa3/AA-           1,270,688
                  Sedona  Sewer Revenue Bonds,
  1,055,000             7.000%, 7/01/12 .................................................     NR/A             1,113,025
                  Tucson Water System Revenue Bonds,
  1,000,000             5.000%, 7/01/14, FGIC Insured ...................................     Aaa/AAA           1,016,250
  3,990,000             5.750%, 7/01/18 .................................................     A1/A+             4,149,720
                                                                                                            -------------
                     Total Basic Service Revenue Bonds ..................................                      57,244,985
                                                                                                            -------------

                  HOSPITAL REVENUE BONDS (7.1%)
                  -----------------------------------------------------------------------
                  Arizona Health Facilities (Northern Arizona
                     Healthcare System),
  1,000,000             5.250%, 10/01/16, AMBAC Insured .................................     Aaa/AAA           1,010,000
                  Arizona Health Facilities (Phoenix Children's Hospital),
    650,000             5.200%, 11/15/07, ...............................................     A3/NR               666,250
                  Arizona Health Facilities (Samaritan Health),
  2,600,000             5.625%, 12/01/15, MBIA Insured ..................................     Aaa/AAA           2,785,250
                  Chandler Industrial Development Authority
                     (Ahwatukee Medical Facility),
$   900,000             7.000%, 7/01/22 (pre-refunded) ..................................     NR/NR*        $   1,047,375
                  Maricopa Co. Industrial Development Authority
                     (Mercy Health Care System-St. Joseph's Hospital)
    765,000             7.750%, 11/01/10 ................................................     NR/AAA              883,575
                  Mesa Industrial Development Authority
                     (Discovery Health),
  1,000,000             5.750%, 1/01/25, MBIA Insured ...................................     Aaa/AAA           1,038,750
  4,000,000             5.625%, 1/01/29, MBIA Insured ...................................     Aaa/AAA           4,110,000
                  Mohave Co. Industrial Development Authority
                     (Baptist Hospital),
  1,150,000             5.700%, 9/01/15, MBIA Insured ...................................     Aaa/AAA           1,272,188
                  Phoenix Industrial Development Authority (John C.
                     Lincoln Hospital),
  1,270,000             5.500%, 12/01/13, FSA Insured ...................................     Aaa/AAA           1,335,088
                  Pima Co. Industrial Development Authority (Tucson
                     Medical Center),
  1,000,000             6.375%, 4/01/12, MBIA Insured ...................................     Aaa/AAA           1,029,390
  1,000,000             5.000%, 4/01/15, MBIA Insured ...................................     Aaa/AAA           1,000,000
                  Pima Co. Industrial Development Authority
                     (Healthpartners),
  1,000,000             5.625%, 4/01/14, MBIA Insured ...................................     Aaa/AAA           1,048,750
                  Scottsdale Industrial Development Authority
                     (Scottsdale Healthcare System),
  2,000,000             6.500%, 9/01/03, AMBAC Insured ..................................     Aaa/AAA           2,130,000
    530,000             6.500%, 9/01/06, AMBAC Insured ..................................     Aaa/AAA             592,275
  2,000,000             5.500%, 9/01/12, AMBAC Insured ..................................     Aaa/AAA           2,142,500
  1,770,000             6.125%, 9/01/17, AMBAC Insured ..................................     Aaa/AAA           1,918,238
  3,500,000             5.800%, 12/01/31 ................................................     A3/BBB+           3,408,125
                  Yavapai Co. Industrial Development Authority
                     (Yavapai Regional Medical Center),
  1,130,000             5.125%, 12/01/13, FSA Insured ...................................     Aaa/AAA           1,152,600
                  Yuma Co. Industrial Development Authority (Yuma
                     Regional Medical Center),
    500,000             5.850%, 8/01/08, MBIA Insured ...................................     Aaa/AAA             544,375
                                                                                                            -------------
                     Total Hospital Revenue Bonds .......................................                      29,114,729
                                                                                                            -------------

                  LEASE REVENUE BONDS (10.1%)
                  -----------------------------------------------------------------------
                  Arizona Certificates of Participation Lease
                     Revenue Bonds,
$ 2,000,000             6.500%, 3/01/08, FSA Insured (pre-refunded) .....................     Aaa/AAA       $   2,055,900
    840,000             6.625%, 9/01/08, FSA Insured (pre-refunded) .....................     Aaa/AAA             863,638
                  Arizona Municipal Finance Program No.1
  1,395,000             6.000%, 8/01/17, Ambac Insured ..................................     Aaa/AAA           1,437,157
                  Arizona Municipal Finance Program No. 20,
  1,300,000             7.700%, 8/01/10, MBIA Insured ...................................     Aaa/AAA           1,579,500
                  Arizona Municipal Finance Program No. 34,
  1,000,000             7.250%, 8/01/09, MBIA Insured ...................................     Aaa/AAA           1,188,750
                  Bullhead City Municipal Property Corp. Lease
                     Revenue Bonds,
    400,000             5.200%, 7/01/09, MBIA Insured ...................................     Aaa/NR              419,500
                  Cave Creek Certificates of Participation Lease
                     Revene Bonds,
    365,000             5.750%, 7/01/19 .................................................     NR/BBB-             357,700
                  Fountain Hills Municipal Property Corp. Lease
                     Revenue Bonds,
    875,000             5.125%, 7/01/21, FGIC Insured ...................................     Aaa/NR              870,625
                  Gilbert Municipal Property Corp. Lease Revenue Bonds,
  1,625,000             4.900%, 7/01/21, AMBAC Insured ..................................     Aaa/AAA           1,572,187
                  Lake Havasu City Certificates of Participation Lease
                     Revenue Bonds,
    415,000             7.000%, 6/01/05, FGIC Insured ...................................     Aaa/AAA             424,906
                  Maricopa Co. Certificates of Participation Lease
                     Revenue Bonds,
    770,000             6.000%, 6/01/04 .................................................     A2/BBB+             787,641
                  Navajo Co. Municipal Property Corp. Lease
                     Revenue Bonds,
  1,000,000             6.250%, 7/01/20, ACA Insured ....................................     NR/A             1,031,250
                  Oro Valley Municipal Property Corp. Lease
                     Revenue Bonds,
  1,000,000             5.200%, 7/01/10, MBIA Insured ...................................     Aaa/AAA           1,057,500
  1,150,000             5.550%, 7/01/17, MBIA Insured ...................................     Aaa/AAA           1,196,000
  1,850,000             5.375%, 7/01/26, MBIA Insured ...................................     Aaa/AAA           1,877,750
                  Oro Valley Water Development Fee Revenue Bonds,
$   500,000             6.400%, 1/01/08 .................................................      NR/NR*       $     500,995
                  Phoenix Civic Improvement Corp. Excise Tax
                     Revenue Bonds,
  2,320,000             5.750%, 7/01/14, FGIC Insured ...................................     Aaa/AAA           2,508,500
  1,000,000             5.000%, 7/01/20, FGIC Insured ...................................     Aaa/AAA             983,750
                  Phoenix Civic Plaza Building Revenue Bonds,
  1,500,000             6.000%, 7/01/14 .................................................     Aa2/AA+           1,610,625
                  Phoenix Industrial Development Authority (Capital
                     Mall Project)
  2,000,000             5.375%, 9/15/22, AMBAC Insured ..................................     Aaa/AAA           2,037,500
  1,000,000             5.000%, 9/15/28,  AMBAC Insured .................................     Aaa/AAA             963,750
                  Pinal Co. Certificates of Participation Lease
                     Revenue Bonds,
  2,000,000             5.125%, 6/01/21, AMBAC Insured ..................................     Aaa/AAA           1,990,000
                  Scottsdale Municipal Property Corp Lease
                     Revenue Bonds,
  2,200,000             6.250%, 11/01/10, FGIC Insured (pre-refunded) ...................     Aaa/AAA           2,284,194
  2,620,000             6.250%, 11/01/14, FGIC Insured (pre-refunded) ...................     Aaa/AAA           2,720,267
                  Sierra Vista Municipal Property Corp Lease
                     Revene Bonds,
  1,265,000             5.000%, 1/01/18, AMBAC Insured ..................................     Aaa/AAA           1,257,094
  1,225,000             5.000%, 1/01/18, AMBAC Insured ..................................     Aaa/AAA           1,217,344
    700,000             5.125%, 1/01/21, AMBAC Insured ..................................     Aaa/AAA             696,500
                  Surprise Municipal Property Corp Lease
                     Revenue Bonds,
  2,500,000             5.700%, 7/01/20, AMBAC Insured ..................................     Aaa/AAA           2,618,750
                  Tucson Business Development Finance Corp.
  1,585,000             6.250%, 7/01/12, FGIC Insured ...................................     Aaa/AAA           1,646,530
                  University of Arizona Certificates of Participation
                     Lease Revenue Bonds,
  1,000,000             5.650%, 9/01/09, FSA Insured ....................................     Aaa/AAA           1,062,500
    310,000             5.750%, 6/01/19, AMBAC Insured ..................................     Aaa/AAA             323,950
    500,000             5.125%, 6/01/22, AMBAC Insured ..................................     Aaa/AAA             497,500
                                                                                                            -------------
                     Total Lease Revenue Bonds ..........................................                      41,639,753
                                                                                                            -------------

                  MORTGAGE REVENUE BONDS (6.5%)
                  -----------------------------------------------------------------------
                  Arizona Capital Facilities Finance Corp. Arizona
                     State Student Housing
$ 1,000,000             6.125%, 9/01/20 .................................................     Baa3/NR       $   1,005,000
                  Maricopa Co. Industrial Development Authority
                     Horizon Community Learning Center
  1,500,000             6.375%, 6/01/30, ACA Insured ....................................     A/A               1,561,875
                  Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds
                     (Advantage Point Project),
  1,000,000             6.500%, 7/01/16 .................................................     NR/AAA            1,111,250
                  Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds
                     (National Health Project),
  1,300,000             5.500%, 1/01/18, FSA Insured  ...................................     Aaa/AAA           1,332,500
                  Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds (Pine Ridge),
  1,000,000             6.000%, 10/20/31 ................................................     NR/AAA            1,053,750
                  Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds (Pines at
                     Camelback Project),
    450,000             5.400%, 5/01/18 .................................................     NR/AA               453,937
                  Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds (Syl
                     Mar Project),
  1,125,000             5.650%, 4/20/21, AMT ............................................     Aaa/NR            1,130,625
                  Maricopa Co. Industrial Development Authority
                     Single Family Mortgage Revenue,
  1,185,000             6.625%, 7/01/21 .................................................     Aaa/NR            1,254,619
                  Mohave Co. Industrial Development Authority
                     (Chris Ridge Village),
  1,040,000             6.250%, 11/01/16 ................................................     NR/AAA            1,094,600
                  Peoria Industrial Development Authority (Casa
                     Del Rio),
  2,500,000             7.300%, 2/20/28 .................................................     NR/AAA            2,671,875
                  Phoenix Industrial Development Authority Single
                     Family Mortgage Revenue,
$   805,000             6.300%, 12/01/12, AMT ...........................................     NR/AAA        $     843,238
    485,000             5.875%, 6/01/16, ................................................     NR/AAA              497,125
  1,990,000             5.300%, 4/01/20, AMT ............................................     NR/AAA            1,972,587
    940,000             5.350%, 6/01/20, AMT ............................................     NR/AAA              927,075
                  Pima Co. Industrial Development Authority Single
                     Family Mortgage Revenue,
    105,000             7.625%, 2/01/12 .................................................     A2/NR               106,112
    605,000             6.500%, 2/01/17 .................................................     A/NR                614,075
    895,000             6.750%, 11/01/27, AMT ...........................................     NR/AAA              927,444
  1,210,000             7.100%, 11/01/29, AMT ...........................................     NR/AAA            1,299,238
    865,000             6.100%, 5/01/31, AMT ............................................     NR/AAA              882,300
                  Scottsdale Industrial Development Authority
                     (Westminster Village),
  1,185,000             7.700%, 6/01/06 .................................................     NR/NR*            1,230,919
                  Tempe Industrial Development Authority
                     (Friendship Village),
  1,500,000             6.500%, 12/01/08 ................................................     NR/NR*            1,477,500
                  Yuma Industrial Development Authority Multi
                     Family Mortgage Revenue Bonds (Rio Santa Fe),
  3,000,000             6.100%, 9/20/34, AMT ............................................     NR/AAA            3,228,750
                                                                                                            -------------
                     Total Mortgage Revenue Bonds .......................................                      26,676,394
                                                                                                            -------------

                  POLLUTION CONTROL REVENUE BONDS (4.0%)
                  -----------------------------------------------------------------------
                  Casa Grande Industrial Development Authority
                     (Frito Lay) Revenue Bonds,
    250,000             6.650%, 12/01/14 ................................................     A1/NR               262,105
                  Greenlee Co. Pollution Control (Phelps Dodge)
                     Revenue Bonds,
  7,500,000             5.450%, 6/01/09 + ...............................................     Baa3/BBB-         7,228,125
                  Mohave Co. Industrial Development Authority
                     (North Star Steel) Revenue Bonds,
  4,150,000             5.500%, 12/01/20, AMT ...........................................     NR/A-             4,009,937
                  Navajo Co. Pollution Control Revenue Bonds
                     (Arizona Public Service),
  3,280,000             5.875%, 8/15/28, MBIA Insured ...................................     Aaa/AAA           3,456,300
  1,250,000             5.875%, 8/15/28, MBIA Insured ...................................     Aaa/AAA           1,317,188
                                                                                                            -------------
                     Total Pollution Control Revenue Bonds ..............................                      16,273,655
                                                                                                            -------------

                  UNIVERSITY REVENUE BONDS (10.6%)
                  -----------------------------------------------------------------------
                  Arizona Board of Regents-Arizona State University
                     System Revenue Bonds,
$ 6,850,000             5.750%, 7/01/12 .................................................     A1/AA         $   7,012,482
  7,000,000             6.125%, 7/01/15 .................................................     A1/AA            7,199,010
    735,000             5.850%, 7/01/18, FGIC Insured ...................................     Aaa/AAA             779,100
  1,700,000             5.500%, 7/01/19 .................................................     A1/AA            1,726,197
                  Arizona Board of Regents-Northern Arizona
                     University System Revenue Bonds,
  3,000,000             5.800%, 6/01/08, AMBAC Insured ..................................     Aaa/AAA           3,095,010
  3,000,000             5.200%, 6/01/13, FGIC Insured ...................................     Aaa/AAA           3,082,500
                  Arizona Board of Regents-University of Arizona
                     System Revenue Bonds,
  1,000,000             6.000%, 6/01/09 .................................................     A1/AA             1,101,250
  2,750,000             6.250%, 6/01/11 .................................................     A1/AA             2,847,928
  1,000,000             5.500%, 6/01/16, FGIC Insured ...................................     Aaa/AAA           1,037,500
    750,000             5.800%, 6/01/24, FGIC Insured ...................................     Aaa/AAA             779,062
                  Arizona Educational Loan Mktg. Corp.,
    450,000             7.000%, 3/01/05, AMT ............................................     Aa2/NR              456,228
    500,000             6.625%, 9/01/05, AMT ............................................     Aa2/NR              512,260
  1,720,000             5.700%, 12/01/08, AMT ...........................................     Aa2/NR            1,771,600
                  Arizona Student Loan Revenue
    500,000             6.600%, 5/01/10, AMT ............................................     Aa1/NR              525,000
  1,000,000             5.875%, 5/01/18, AMT ............................................     Aaa/NR            1,030,000
  1,000,000             5.900%, 5/01/19, AMT ............................................     Aaa/NR            1,027,500
  1,000,000             6.150%, 5/01/29, AMT ............................................     A2/NR            1,022,500
                  Glendale Industrial Development Authority
                     (American Graduate School),
  2,100,000             5.625%, 7/01/20, AMBAC Insured ..................................     NR/AAA            2,152,500
                  Glendale Industrial Development Authority
                     (Midwestern University)
  2,250,000             5.375%, 5/15/28 .................................................     NR/BBB+           2,100,938
  1,000,000             5.875%, 5/15/31 .................................................     NR/BBB+             995,000
                  Pinal Co. Community College District
                     Revenue Bonds,
$   470,000             4.850%, 3/01/15, AMBAC Insured ..................................     NR/AAA        $     467,063
                  Pinal Co. Community College District
                     Revenue Bonds,
  1,055,000             5.100%, 7/01/14, AMBAC Insured ..................................     Aaa/NR            1,073,462
                  Yavapai Co. Community College District
                     Revenue Bonds,
  1,070,000             5.400%, 7/01/10, FGIC Insured ...................................     Aaa/AAA           1,098,088
    500,000             6.000%, 7/01/12 .................................................     NR/BBB+             508,750
                                                                                                            -------------
                     Total University Revenue Bonds .....................................                      43,400,928
                                                                                                            -------------

                  UTILITY REVENUE BONDS (15.4%)
                  -----------------------------------------------------------------------
                  Arizona Power Authority (Hoover Dam Project)
                     Revenue Bonds,
  2,720,000             5.300%, 10/01/06, MBIA Insured (pre-refunded) ...................     Aaa/AAA           2,886,600
  6,000,000             5.375%, 10/01/13, MBIA Insured (pre-refunded) ...................     Aaa/AAA           6,375,000
  4,905,000             5.250%, 10/01/16 ................................................     Aa2/AA            5,101,200
  2,425,000             5.250%, 10/01/17, MBIA Insured (pre-refunded) ...................     Aaa/AAA           2,573,531
  1,220,000             5.250%, 10/01/17 ................................................     Aa2/AA            1,261,175
                  Arizona Wastewater Management Authority
                     Revenue Bonds,
  1,940,000             5.600%, 7/01/12, AMBAC Insured ..................................     Aaa/AAA           2,061,250
  1,240,000             5.625%, 7/01/15, AMBAC Insured ..................................     Aaa/AAA           1,365,550
                  Arizona Water Infrastructure Finance Authority
                     Revenue Bonds,
  1,465,000             5.750%, 10/01/11 ................................................     Aaa/NR            1,598,681
  2,500,000             5.375%, 10/01/16 ................................................     Aaa/NR            2,584,375
  1,810,000             5.000%, 7/01/17 .................................................     Aaa/NR            1,807,737
  2,000,000             5.500%, 10/01/17 ................................................     Aaa/NR            2,075,000
                  Central Arizona Water Conservation District
                     Revenue Bonds,
  1,500,000             5.500%, 11/01/09 ................................................     A1/AA-            1,608,750
  1,000,000             5.500%, 11/01/10 ................................................     A1/AA-            1,072,500
                  Mohave Co. Industrial Development Authority
                     (Citizens Utility),
$ 3,025,000             7.050%, 8/01/20 .................................................     NR/BBB        $   3,028,630
  1,700,000             4.750%, 8/01/20 .................................................     NR/BBB            1,593,750
                  Pima Co. Industrial Development Authority (Tucson
                     Electric), Revenue Bonds,
  1,950,000             7.250%, 7/15/10, FSA Insured ....................................     Aaa/AAA           2,011,367
                  Salt River Project Agricultural Improvement and
                     Power Revenue Bonds
  2,000,000             5.500%, 1/01/10 .................................................     Aa2/AA            2,142,500
  2,585,000             6.200%, 1/01/12 .................................................     Aa2/AA            2,639,931
    650,000             6.000%, 1/01/13 .................................................     Aa2/AA              663,813
  1,000,000             5.000%, 1/01/13 .................................................     Aa2/AA            1,008,750
  1,235,000             6.000%, 1/01/16 .................................................     Aa2/AA            1,261,244
  2,595,000             6.250%, 1/01/19 .................................................     Aa2/AA            2,650,144
  1,030,000             5.750%, 1/01/19 .................................................     Aa2/AA            1,030,670
  5,000,000             5.000%, 1/01/20 .................................................     Aa2/AA            4,887,500
  5,820,000             6.250%, 1/01/27 .................................................     Aa2/AA            5,943,675
    930,000             5.500%, 1/01/28 .................................................     Aa2/AA              930,316
                  Santa Cruz Industrial Development Authority
                     (Citizens Utility),
  1,315,000             7.150%, 2/01/23, AMT  ...........................................     NR/BBB            1,315,592
                                                                                                            -------------
                     Total Utility Revenue Bonds ........................................                      63,479,231
                                                                                                            -------------
                        Total Arizona Revenue Bonds .....................................                     286,666,587
                                                                                                            -------------

                  ZERO COUPON BONDS (2.2%)
                  -----------------------------------------------------------------------
                  Maricopa Co. Industrial Development Authority
                     Single Family Mortgage Revenue Bonds,
  2,485,000             12/31/14 ........................................................     Aaa/AAA           1,282,881
  2,000,000             2/01/16 .........................................................     Aaa/AAA             955,000
  3,290,000             12/31/16 ........................................................     Aaa/AAA           1,496,950
                  Phoenix Industrial Development Authority Single
                     Family Mortgage Revenue,
  1,770,000             12/01/14 ........................................................     Aaa/AAA             915,975
                  Phoenix Street & Highway Revenue Bonds,
  2,550,000             7/01/13, FGIC Insured ...........................................     Aaa/AAA           1,437,562
                  Sedona Wastewater Municipal Property Corp.
                     Revenue Bonds,
$ 3,210,000             7/01/24, MBIA Insured ...........................................     NR/AAA        $     938,925
                  Tucson & Pima Co. Single Family Mortgage
                     Revenue Bonds
  4,145,000             12/01/14 ........................................................     Aaa/AAA           2,145,038
                                                                                                            -------------
                        Total Zero Coupon Bonds .........................................                       9,172,331
                                                                                                            -------------
                  U.S TERRITORIAL BONDS (0.5%)
                  -----------------------------------------------------------------------
                  Puerto Rico General Obligation Bonds,
  1,000,000             zero coupon, 7/01/14 ............................................     Baa1/A              533,750
  1,500,000             5.125%, 7/01/23, FSA Insured ....................................     Aaa/AAA           1,486,875
                                                                                                            -------------
                        Total U.S. Territorial Bonds ....................................                       2,020,625
                                                                                                            -------------

                  Total Investments (cost $390,057,176**) ......................    98.2%                     403,487,434
                  Other assets less of liabilities .............................     1.8                        7,446,342
                                                                                   ------                   -------------
                  Net Assets ...................................................   100.0%                   $ 410,933,776
                                                                                   ======                   =============


* Any security not rated has been determined by the Investment Sub-Advisor to have sufficient Quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

**   See notes 2f and 4.

+ This security is pledged as collateral for the Trust's when-issued commitments.

                                PORTFOLIO ABBREVIATIONS:

                     ACA     - ACA Financial Guaranty Corp.
                     AMBAC   - American Municipal Bond Assurance Corp.
                     AMT     - Alternative Minimum Tax
                     FGIC    - Financial Guaranty Insurance Co.
                     FSA     - Financial Security Assurance Co.
                     MBIA    - Municipal Bond Investors Assurance Corp.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001
                                   (UNAUDITED)

ASSETS
   Investments at value (cost $390,057,176) ..............................................     $ 403,487,434
   Cash ..................................................................................           685,464
   Interest receivable ...................................................................         8,584,403
   Receivable for investment securities sold .............................................         6,127,175
   Receivable for Trust shares sold ......................................................           606,072
   Other assets ..........................................................................             1,957
                                                                                               -------------
   Total assets ..........................................................................       419,492,505
                                                                                               -------------

LIABILITIES
   Payable for investment securities purchased ...........................................         7,407,982
   Dividends payable .....................................................................           423,009
   Payable for Trust shares redeemed .....................................................           390,556
   Distribution fees payable .............................................................           165,150
   Management fee payable ................................................................           139,166
   Accrued expenses ......................................................................            32,866
                                                                                               -------------
   Total liabilities .....................................................................         8,558,729
                                                                                               -------------
NET ASSETS ...............................................................................     $ 410,933,776
                                                                                               =============

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ....     $     393,047
   Additional paid-in capital ............................................................       399,938,318
   Net unrealized appreciation on investments (note 4) ...................................        13,430,258
   Accumulated net realized loss on investments ..........................................        (2,739,638)
   Distributions in excess of net investment income ......................................           (88,209)
                                                                                               -------------
                                                                                               $ 410,933,776
                                                                                               =============

CLASS A
   Net Assets ............................................................................     $ 403,446,145
                                                                                               =============
   Capital shares outstanding ............................................................        38,589,107
                                                                                               =============
   Net asset value and redemption price per share ........................................     $       10.45
                                                                                               =============
   Offering price per share (100/96 of $10.45 adjusted to nearest cent) ..................     $       10.89
                                                                                               =============

CLASS C
   Net Assets ............................................................................     $   5,388,058
                                                                                               =============
   Capital shares outstanding ............................................................           515,270
                                                                                               =============
   Net asset value and offering price per share ..........................................     $       10.46
                                                                                               =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) .........................................     $       10.46*
                                                                                               =============

CLASS Y
   Net Assets ............................................................................     $   2,099,573
                                                                                               =============
   Capital shares outstanding ............................................................           200,314
                                                                                               =============
   Net asset value, offering and redemption price per share ..............................     $       10.48
                                                                                               =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
                                   (UNAUDITED)

INVESTMENT INCOME:

     Interest income ..........................................                         $ 10,775,749

EXPENSES:

     Management fee (note 3) ..................................      $    817,467
     Distribution and service fees (note 3) ...................           325,064
     Transfer and shareholder servicing agent fees ............            98,324
     Trustees' fees and expenses ..............................            40,671
     Shareholders' reports and proxy statements ...............            31,081
     Legal fees ...............................................            30,387
     Custodian fees ...........................................            16,324
     Registration fees and dues ...............................            16,265
     Audit and accounting fees ................................            14,207
     Insurance ................................................             8,107
     Miscellaneous ............................................            36,298
                                                                     ------------
     Total expenses ...........................................         1,434,195

     Expenses paid indirectly (note 7) ........................           (35,155)
                                                                     ------------
     Net expenses .............................................                            1,399,040
                                                                                        ------------
     Net investment income ....................................                            9,376,709

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions ....         1,113,589
     Change in unrealized appreciation on investments .........        (2,510,481)
                                                                     ------------

     Net realized and unrealized gain (loss) on investments ...                           (1,396,892)
                                                                                        ------------
     Net increase in net assets resulting from operations .....                         $  7,979,817
                                                                                        ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                DECEMBER 31, 2001       YEAR ENDED
                                                                   (UNAUDITED)        JUNE 30, 2001
                                                                -----------------     -------------
OPERATIONS:
   Net investment income ......................................   $   9,376,709       $  17,940,682
   Net realized gain (loss) from securities transactions ......       1,113,589             719,373
   Change in unrealized appreciation on investments ...........      (2,510,481)         10,801,400
                                                                  -------------       -------------
      Change in net assets resulting from operations ..........       7,979,817          29,461,455
                                                                  -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income ......................................      (9,365,768)        (18,026,667)

   Class C Shares:
   Net investment income ......................................         (89,479)           (140,862)

   Class Y Shares:
   Net investment income ......................................         (48,656)            (86,036)
                                                                  -------------       -------------
      Change in net assets from distributions .................      (9,503,903)        (18,253,565)
                                                                  -------------       -------------

CAPITAL SHARE TRANSACTIONS (NOTE 8):

   Proceeds from shares sold ..................................      34,212,906          46,464,938
   Reinvested dividends and distributions .....................       5,077,259           9,685,381
   Cost of shares redeemed ....................................     (18,710,812)        (38,291,254)
                                                                  -------------       -------------
      Change in net assets from capital share transactions ....      20,579,353          17,859,065
                                                                  -------------       -------------

      Change in net assets ....................................      19,055,267          29,066,955

NET ASSETS:

   Beginning of period ........................................     391,878,509         362,811,554
                                                                  -------------       -------------

   End of period ..............................................   $ 410,933,776       $ 391,878,509
                                                                  =============       =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At December 31, 2001, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, which is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and all discounts on all fixed-income securities. The Fund elected to adopt this requirement effective July 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. For the six month period ending December 31, 2001, interest income decreased by $43,164, net realized gain on investments decreased by $6,451, and the change in net unrealized appreciation of investments decreased by $49,615. In addition, the Fund recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $345,777 to reflect the cumulative effect of this change up to the date of adoption. For the six months ended December 31, 2001, the new accounting pronouncement did not have a material impact on the financial highlights of the Fund.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

     Banc One Investment Advisors Corporation (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, maintains the Trust's accounting books and records, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Trust's net assets.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended December 31, 2001, service fees on Class A Shares amounted to $301,490, of which the Distributor received $15,387.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended December 31, 2001 amounted to $17,680. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended December 31, 2001, amounted to $5,894. The total of these payments with respect to Class C Shares amounted to $23,574, of which the Distributor received $11,943.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information. Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2001, total commissions on sales of Class A Shares amounted to $988,304, of which the Distributor received $175,750.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended December 31, 2001, purchases of securities and proceeds from the sales of securities aggregated $44,392,268 and $32,791,025, respectively.

     At December 31, 2001, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $389,761,014 amounted to $15,127,370 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,400,950 for a net unrealized appreciation of $13,726,420.

     At June 30, 2001, the Trust has a capital loss carryover of $3,853,227, of which $2,303,750 expires on June 30, 2008 and $1,549,477 which expires on June 30, 2009. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

5. PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 2001, the Trust had 0.5% of its net assets invested in two such municipal issues.

6. DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

7. EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                           SIX MONTHS ENDED
                                           DECEMBER 31, 2001                     YEAR ENDED
                                              (UNAUDITED)                       JUNE 30, 2001
                                     ----------------------------        ----------------------------
                                        SHARES          AMOUNT              SHARES          AMOUNT
                                     ------------    ------------        ------------    ------------
CLASS A SHARES:
   Proceeds from shares sold ...        3,065,440    $ 32,481,552           4,272,658    $ 44,555,878
   Reinvested distributions ....          473,071       5,009,866             917,463       9,544,514
   Cost of shares redeemed .....       (1,746,097)    (18,493,341)         (3,598,948)    (37,385,248)
                                     ------------    ------------        ------------    ------------
      Net change ...............        1,792,414      18,998,077           1,591,173      16,715,144
                                     ------------    ------------        ------------    ------------
CLASS C SHARES:
   Proceeds from shares sold ...          106,227       1,122,400             144,254       1,503,493
   Reinvested distributions ....            5,771          61,125              10,136         105,503
   Cost of shares redeemed .....           (3,666)        (39,013)            (34,391)       (357,589)
                                     ------------    ------------        ------------    ------------
   Net change ..................          108,332       1,144,512             119,999       1,251,407
                                     ------------    ------------        ------------    ------------
CLASS Y SHARES:
   Proceeds from shares sold ...           57,086         608,954              38,369         405,567
   Reinvested distributions ....              588           6,268               3,414          35,364
   Cost of shares redeemed .....          (17,024)       (178,458)            (52,523)       (548,417)
                                     ------------    ------------        ------------    ------------
   Net change ..................           40,650         436,764             (10,740)       (107,486)
                                     ------------    ------------        ------------    ------------
Total transactions in Trust
   shares ......................        1,941,396    $ 20,579,353           1,700,432    $ 17,859,065
                                     ============    ============        ============    ============

                            TAX-FREE TRUST OF ARIZONA
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                   CLASS A
                                                                        -----------------------------------------------------------
                                                                        SIX MONTHS
                                                                           ENDED                   YEAR ENDED JUNE 30,
                                                                          12/31/01   ----------------------------------------------
                                                                        (UNAUDITED)   2001      2000      1999      1998      1997
                                                                        -----------  ------    ------    ------    ------    ------
Net asset value, beginning of period ..............................       $10.49     $10.17    $10.51    $10.86    $10.58    $10.38
                                                                          ------     ------    ------    ------    ------    ------

Income from investment operations:
   Net investment income ..........................................        0.25       0.50      0.51      0.51      0.52      0.53
   Net gain (loss) on securities (both realized and unrealized) ...       (0.04)      0.33     (0.30)    (0.26)     0.29      0.22
                                                                          ------     ------    ------    ------    ------    ------

   Total from investment operations ...............................        0.21       0.83      0.21      0.25      0.81      0.75
                                                                          ------     ------    ------    ------    ------    ------

Less distributions (note 6):
   Dividends from net investment income ...........................       (0.25)     (0.51)    (0.51)    (0.52)    (0.53)    (0.55)
   Distributions from capital gains ...............................         -          -       (0.04)    (0.08)      -         -
                                                                          ------     ------    ------    ------    ------    ------
   Total distributions ............................................       (0.25)     (0.51)    (0.55)    (0.60)    (0.53)    (0.55)
                                                                          ------     ------    ------    ------    ------    ------

Net asset value, end of period ....................................       $10.45     $10.49    $10.17    $10.51    $10.86    $10.58
                                                                          ======     ======    ======    ======    ======    ======
Total return (not reflecting sales charge) ........................       1.99%+      8.31%     2.19%     2.23%     7.83%     7.36%

Ratios/supplemental data
   Net assets, end of period (in thousands) .......................      $403,446   $385,931  $358,154  $391,586  $393,887  $391,737
   Ratio of expenses to average net assets ........................       0.69%*      0.71%     0.70%     0.71%     0.73%     0.73%
   Ratio of net investment income to average net assets ...........       4.58%*      4.78%     4.96%     4.66%     4.81%     5.02%
   Portfolio turnover rate ........................................       8.22%+     16.92%    21.35%    16.66%    19.68%    19.98%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ........................       0.68%*      0.68%     0.69%     0.70%     0.72%     0.72%


+  Not annualized.
*  Annualized.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                             CLASS C
                                                        ----------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED                             YEAR ENDED JUNE 30,
                                                          12/31/01        ----------------------------------------------------------
                                                        (UNAUDITED)        2001         2000         1999         1998         1997
                                                        -----------       ------       ------       ------       ------       ------
Net asset value, beginning of period ..............        $10.49         $10.18       $10.52       $10.88       $10.60       $10.38
                                                           ------         ------       ------       ------       ------       ------

Income from investment operations
   Net investment income ..........................         0.20           0.41         0.41         0.42         0.43         0.44
   Net gain (loss) on securities (both realized
      and unrealized) .............................        (0.03)          0.32        (0.28)       (0.28)        0.29         0.23
                                                           ------         ------       ------       ------       ------       ------
   Total from investment operations ...............         0.17           0.73         0.13         0.14         0.72         0.67
                                                           ------         ------       ------       ------       ------       ------

Less distributions (note 6):
   Dividends from net investment income ...........        (0.20)         (0.42)       (0.43)       (0.42)       (0.44)       (0.45)
   Distributions from capital gains ...............          -              -          (0.04)       (0.08)          -           -
                                                           ------         ------       ------       ------       ------       ------
   Total distributions ............................        (0.20)         (0.42)       (0.47)       (0.50)       (0.44)       (0.45)
                                                           ------         ------       ------       ------       ------       ------
Net asset value, end of period ....................        $10.46         $10.49       $10.18       $10.52       $10.88       $10.60
                                                           ======         ======       ======       ======       ======       ======

Total return (not reflecting sales charge) ........        1.65%+          7.29%        1.33%        1.26%        6.90%        6.64%

Ratios/supplemental data
   Net assets, end of period (in thousands) .......        $5,388         $4,269       $2,920       $1,343        $797         $200
   Ratio of expenses to average net assets ........        1.54%*          1.55%        1.54%        1.56%        1.57%        1.58%
   Ratio of net investment income to average
      net assets ..................................        3.72%*          3.92%        4.09%        3.79%        3.89%        4.17%
   Portfolio turnover rate ........................        8.22%+         16.92%       21.35%       16.66%       19.68%       19.98%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ........        1.52%*          1.53%        1.53%        1.55%        1.56%        1.57%

+  Not annualized.
*  Annualized.

                                                                                             CLASS Y
                                                        ----------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED                             YEAR ENDED JUNE 30,
                                                          12/31/01        ----------------------------------------------------------
                                                        (UNAUDITED)        2001         2000         1999         1998         1997
                                                        -----------       ------       ------       ------       ------       ------
Net asset value, beginning of period ..............        $10.51         $10.20       $10.53       $10.89       $10.59       $10.38


Income from investment operations
   Net investment income ..........................         0.25           0.52         0.52         0.51         0.58         0.70
   Net gain (loss) on securities (both realized
      and unrealized) .............................        (0.02)          0.32        (0.28)       (0.26)        0.31         0.21

   Total from investment operations ...............         0.23           0.84         0.24         0.25         0.89         0.91


Less distributions (note 6):
   Dividends from net investment income ...........        (0.26)         (0.53)       (0.53)       (0.53)       (0.59)       (0.70)
   Distributions from capital gains ...............          -              -          (0.04)       (0.08)          -           -

   Total distributions ............................        (0.26)         (0.53)       (0.57)       (0.61)       (0.59)       (0.70)

Net asset value, end of period ....................        $10.48         $10.51       $10.20       $10.53       $10.89       $10.59


Total return (not reflecting sales charge) ........        2.16%+          8.35%        2.45%        2.28%        8.63%        9.10%

Ratios/supplemental data
   Net assets, end of period (in thousands) .......        $2,100         $1,679       $1,738       $2,450         $57         $0.11
   Ratio of expenses to average net assets ........        0.54%*          0.56%        0.55%        0.56%        0.58%        0.58%
   Ratio of net investment income to average
      net assets ..................................        4.71%*          4.94%        5.10%        4.87%        4.96%        5.17%
   Portfolio turnover rate ........................        8.22%+         16.92%       21.35%       16.66%       19.68%       19.98%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ........        0.52%*          0.54%        0.54%        0.55%        0.57%        0.57%

+  Not annualized.
*  Annualized.

                 See accompanying notes to financial statements.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Trust of Arizona (the "Trust") was held on October 29, 2001. The holders of shares representing 77% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.   To elect Trustees.

                                                     NUMBER OF VOTES

     TRUSTEE                                 FOR                    WITHHELD

     Lacy B. Herrmann                   28,823,587                   251,074
     Arthur K. Carlson                  28,782,066                   292,595
     Thomas W. Courtney                 28,801,772                   272,889
     William L. Ensign                  28,822,988                   251,673
     Diana P. Herrmann                  28,752,020                   322,641
     John C. Lucking                    28,830,114                   244,547
     Anne J. Mills                      28,794,261                   280,400

2.   To ratify the selection of KPMG LLP as the Trust's independent auditors.

     Number of Votes:
     FOR                                    AGAINST             ABSTAIN

     28,648,169                             45,776              380,717